SEGMENT REPORTING (Schedule of information on reportable segments losses) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Segment Reporting Information [Line Items]
Revenues		$ (14)	$ 0
Cost of sales (exclusive of amortization of intangible asset)		56	0
Payroll and related Expenses		809	606
Consulting expenses	[1]	929	1,025
Clinical Trial Expenses		88
Other segment items	[2]	668	733
Segments Operating Loss		2,536	2,364
Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:
Financial expenses, net		400	(52)
Loss before income taxes		2,936	2,312
Other segment disclosures
Depreciation expenses		9	9
Amortization of intangible assets		456	173
Stock based compensation		38	396
Solar [Member]
Segment Reporting Information [Line Items]
Revenues		(14)	0
Cost of sales (exclusive of amortization of intangible asset)		56	0
Payroll and related Expenses		298	186
Consulting expenses	[1]	423	285
Clinical Trial Expenses		0
Other segment items	[2]	510	210
Segments Operating Loss		1,273	681
Other segment disclosures
Depreciation expenses		1	0
Amortization of intangible assets		456	173
Stock based compensation		1	0
Clinical Development [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Cost of sales (exclusive of amortization of intangible asset)		0	0
Payroll and related Expenses		511	420
Consulting expenses	[1]	506	740
Clinical Trial Expenses		88
Other segment items	[2]	158	523
Segments Operating Loss		1,263	1,683
Other segment disclosures
Depreciation expenses		8	9
Amortization of intangible assets		0	0
Stock based compensation		$ 37	$ 396

[1]	Consulting expenses items include accounting, legal, and other consulting expenses.
[2]	Other Segment items included in operating loss include Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.